Wright Selected Blue Chip Equities Fund
Wright Selected Blue Chip Equities Fund
Investment Objective

The Wright Selected Blue Chip Equities Fund (“WSBC” or “fund”) seeks to provide long-term total return consisting of price appreciation and current income. “Long-term” is defined as total return occurring over the course of a complete market cycle.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Selected Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.61%
Total Annual Fund Operating Expenses		1.46%
Fee Waiver	[1]	(0.06%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Selected Blue Chip Equities Fund	143	456	792	1,741

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into stock issued by well-established domestic companies. “Well-established companies” have an operating history of six years or longer. The portfolio investments are selected primarily from companies on the Adviser’s “investment grade” list of approved companies. The fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund’s investment, however the fund may hold investments in companies of any market capitalization consistent with its investment objective. The Adviser seeks to outperform the Standard & Poor's Mid-Cap 400 Index (“S&P Mid-Cap 400”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
•	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
•	Market Risk: when the price of stocks fall, the value of the fund’s investments may fall.
•	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
•	Small-Capitalization and Mid-Capitalization Company Risk: securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
•	Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WSBC

During the period shown, the highest return for a quarter was 21.41% (3rd quarter 2009) and the lowest return was -24.81% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Selected Blue Chip Equities Fund	Return before taxes	(1.15%)	2.66%	5.09%
Wright Selected Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	(1.15%)	1.76%	4.13%
Wright Selected Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	(0.75%)	2.22%	4.31%
Wright Selected Blue Chip Equities Fund S&P Mid-Cap 400	(reflects no deductions for fees, expenses or taxes)	(1.73%)	3.31%	7.03%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the S&P Mid-Cap 400. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright Major Blue Chip Equities Fund
Wright Major Blue Chip Equities Fund
Investment Objective
The Wright Major Blue Chip Equities Fund (“WMBC” or “fund”) seeks total return, consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Major Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.85%
Total Annual Fund Operating Expenses		1.70%
Fee Waiver	[1]	(0.30%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Major Blue Chip Equities Fund	143	506	895	1,984

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into stock issued by “major” companies, which the Adviser defines as well-established companies with market values of $5-$10 billion or more at the time of the fund’s investment. “Well-established companies” have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (“S&P 500”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
•	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
•	Market Risk: when the price of stocks fall, the value of the fund’s investments may fall.
•	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
•	Large-Capitalization Company Risk: companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
•	Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WMBC

During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Major Blue Chip Equities Fund	Return before taxes	0.08%	(1.62%)	1.33%
Wright Major Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	0.08%	(1.73%)	1.21%
Wright Major Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	0.05%	(1.38%)	1.09%
Wright Major Blue Chip Equities Fund S&P 500	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the S&P 500. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright International Blue Chip Equities Fund
Wright International Blue Chip Equities Fund
Investment Objective
The Wright International Blue Chip Equities Fund (“WIBC” or “fund”) seeks total return consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees* (fees paid directly from your investment)
Shareholder Fees	Wright International Blue Chip Equities Fund
Redemption Fee (as a percentage of the amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wright International Blue Chip Equities Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.78%

*A redemption fee applies if you redeem your shares within three months of purchase.
Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright International Blue Chip Equities Fund	181	560	964	2,095

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into stock issued by well-established non-U.S. companies of any size located worldwide. “Well-established companies” have an operating history of six years or longer. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through ADRs. ADRs represent interest in the underlying security. ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
•	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
•	Market Risk: when the price of stocks fall, the value of the fund’s investments may fall.
•	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
•	Foreign Securities Risk: foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund’s assets), seizure, expropriation or nationalization of a company’s assets, less publicly available information, and the impact of political, social or diplomatic events.
•	Large-Capitalization Company Risk: companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
•	Small-Capitalization and Mid-Capitalization Company Risk: securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
•	Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WIBC

During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright International Blue Chip Equities Fund	Return before taxes	(13.65%)	(7.60%)	3.36%
Wright International Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	(13.56%)	(8.17%)	2.94%
Wright International Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	(8.20%)	(6.22%)	2.93%
Wright International Blue Chip Equities Fund MSCI World ex U.S. Index	(reflects no deductions for fees, expenses or taxes)	(12.21%)	(4.09%)	5.14%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the MSCI World ex U.S. Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.